SEGMENTED REPORTING (Tables)	12 Months Ended
Aug. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
At August 31, 2024	Assets

Canada	$3,773
South Africa	48,320
$52,093

At August 31, 2023	Assets

Canada	$5,787
South Africa	44,234
$50,021